TYPE 13F-HR

PERIOD 12/29/00

FILER

CIK  0000860488

CCC  $tiyjp6u

SUBMISSION-CONTACT

NAME S. ZMACH

PHONE 415-956-0607

Attached Documents Page (3)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 29, 2000
Check here if Amendment [  ];  Amendment Number: ________
This Amendment (Check only one.):  [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	McKEE INVESTMENT MANAGEMENT CO., INC.

Address:  345 California Street Suite 1175
          San Francisco, CA  94104

Form 13F File Number:  28-2598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:     Barry P. Julien

Title:    President

Phone:    415-956-0607

Signature, Place, and Date of Signing:

Barry P. Julien San Francisco, California February 15, 2001

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.

[   ]   13F NOTICE.

[   ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total:  51

Form 13F Information Table Value Total:  $149,804

List of Other Included Managers:  None

FORM 13F INFORMATION TABLE
              Title of       Mkt Val   Shs/ SH/ Invt Other Voting Auth
Name of Issuer  Class CUSIP (x$1000) PR Amt PR Discr Mgrs Sole Sh None
American Elec Pwr COM 025537101  4352   93600 SH SOLE       0  0  93600
AGL Resources     COM 001204106   203    9200 SH SOLE       0  0   9200
Ameren Corp.      COM 023608102  5094  110000 SH SOLE       0  0 110000
Avaya, Inc.       COM 053499109     9     833 SH SOLE       0  0    833
Constellation Eng COM 210371100  1127   25000 SH SOLE       0  0  25000
Progress Energy   COM 743263105  1968   40000 SH SOLE       0  0  40000
CINergy           COM 172474108  3970  120000 SH SOLE       0  0 120000
CMS Energy        COM 125986100  3877  122350 SH SOLE  122350  0     0
Conectiv Inc.     COM 206829103  1876   93500 SH SOLE       0  0  93500
Conectiv Class A  COM 206829202    80    6250 SH SOLE       0  0   6250
Consolidated Edis COM 209115104  2503   65000 SH SOLE       0  0  65000
DQE, Inc.         COM 23329J104  2943   90000 SH SOLE       0  0  90000
Dominion Res      COM 25746U109  4154   62000 SH SOLE       0  0  62000
Duke Energy       COM 264399106  4263   50000 SH SOLE       0  0  50000
Dynegy            COM 26816Q101  2803   50000 SH SOLE       0  0  50000
Edison Int'l      COM 281020107  4520  289300 SH SOLE  197300  0  92000
Energy East Corp. COM 29266M109   740   37600 SH SOLE       0  0  37600
Entergy Corp.     COM 29364G103  3173   75000 SH SOLE       0  0  75000
FPL Group Inc.    COM 302571104  2511   35000 SH SOLE       0  0  35000
Ford Motor Co     COM 345370860   644   27481 SH SOLE       0  0  27481
Genuine Parts Co  COM 372460105   655   25000 SH SOLE       0  0  25000
GPU Inc.          COM 36225X100  7098  192825 SH SOLE  132825  0  60000
Gillette Company  COM 375766102   361   10000 SH SOLE       0  0  10000
Hawaiian Elect    COM 419870100  2789   75000 SH SOLE       0  0  75000
IPALCO EnterprisesCOM 462613100  2903  120000 SH SOLE       0  0 120000
Kansas City P&L   COM 485134100  5487  199975 SH SOLE   93975  0 106000
Lucent Technolog  COM 549463107  1080   80000 SH SOLE       0  0  80000
NiSOURCE          COM 65473P105 10275  334150 SH SOLE  184150  0 150000
Northeast Utiliti COM 664397106   970   40000 SH SOLE       0  0  40000

PG&E Corporation  COM 69331C108  3000  150000 SH SOLE       0  0 150000
PP&L Resources    COM 693499105   899   19903 SH SOLE       0  0  19903
Exelon Corp       COM 30161N101 10661  151850 SH SOLE   51850  0 100000
Pinnacle West Cap COM 723484101    38     800 SH SOLE       0  0    800
Public Svc Enterp COM 744573106  2188   45000 SH SOLE       0  0  45000
Philip Morris Cos COM 718154107  5940  135000 SH SOLE       0  0 135000
Qwest Commun      COM 749121109  3322   81278 SH SOLE       0  0  81278
Reliant Energy    COM 75952J108  2365   54600 SH SOLE       0  0  54600
SCANA Corp        COM 805898103   560   18931 SH SOLE       0  0  18931
Sempra Energy     COM 816851109  2209   95000 SH SOLE       0  0  95000
Southern Company  COM 842587107  3325  100000 SH SOLE       0  0 100000
TECO Energy       COM 872375100  6147  189875 SH SOLE  119875  0  70000
TXU Corp          COM 882848104  8375  189000 SH SOLE  129000  0  60000
Unisource Energy  COM 909205106    60    3200 SH SOLE       0  0   3200
UtiliCorp United  COM 918005109  2790   90000 SH SOLE       0  0  90000
Vectren Corp      COM 92240G101   455   17771 SH SOLE       0  0  17771
Verizon Commun    COM 92343V104   612   12200 SH SOLE       0  0  12200
Visteon           COM 92839U107    15    1309 SH SOLE       0  0   1309
Western Resources COM 959425109   528   21279 SH SOLE       0  0  21279
WPS Resources     COM 92931B106  1841   50000 SH SOLE       0  0  50000
Wisconsin Energy  COM 976657106  3159  140000 SH SOLE       0  0 140000
Xcel Energy       COM 98389B100  8886  305747 SH SOLE  182747  0 123000


AGGREGATE TOTAL                149804 4351807

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